Note 5 - Capital Leased Assets (Details Textual)	1 Months Ended
	Nov. 30, 2003	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Capital Leases, Future Minimum Payments Due, Next Twelve Months		$ 256,000
Capital Leases, Balance Sheet, Assets by Major Class, Net		6,360,000	$ 6,035,000
Capital Leased Asset, Equipment for Landfill Operation [Member]
Capital Leases, Balance Sheet, Assets by Major Class, Net		100,000
Golf and Related Operations [Member]
Capital Leases, Balance Sheet, Assets by Major Class, Net		800,000	$ 300,000
Squaw Creek Country Club Lease [Member]
Initial Lease Term	10 years
Number of Consecutive Renewal Term Options	4
Renewal Lease Term	10 years
Capital Leases, Future Minimum Payments Due, Next Twelve Months		15,000
Leasehold Improvements Required to be Made Per Year		$ 150,000